Accounts Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable
Accounts Receivable
The Company has two credit programs, the QVC Easy-Pay Plan (known as Q Pay in Germany) and the QVC-U.S. revolving credit card program. The QVC Easy-Pay Plan permits customers to pay for items in two or more installments. When the QVC Easy-Pay Plan is offered by QVC and elected by the customer, the first installment is typically billed to the customer's credit card upon shipment. Generally, the customer's credit card is subsequently billed up to five additional monthly installments until the total purchase price of the products has been billed by the Company.
QVC-U.S. has an agreement with a large consumer financial institution (the "Bank") pursuant to which the Bank provides revolving credit directly to our customers for the sole purpose of purchasing merchandise from us with a QVC branded credit card ("Q Card"). We receive a portion of the net economics of the credit card program according to percentages that vary with the performance of the portfolio. We cannot predict the extent to which customers will use the Q Card, nor the extent that they will make payments on their outstanding balances. The net amount of finance income resulting from credit card operations is included as a reduction of selling, general and administrative expenses and was $63 million, $65 million and $58 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The Company also accepts major credit cards for its sales. Accounts receivable from major credit cards represents amounts owed to QVC from the credit card clearing houses for amounts billed but not yet collected.
Accounts receivable consisted of the following:

	December 31,
(in millions)	2013	2012
QVC Easy-Pay plan	$915	816
Major credit card and other receivables	279	313
	1,194	1,129
Less allowance for doubtful accounts	(83)	(74)
Accounts receivable, net	$1,111	1,055

A summary of activity in the allowance for doubtful accounts was as follows (in millions):

(in millions)	Balance beginning of year	Additions‑ charged to expense	Deductions‑ write-offs	Balance end of year
2013	$74	81	(72)	83
2012	79	75	(80)	74
2011	66	68	(55)	79

The carrying value of accounts receivable, adjusted for the reserves described above, approximates fair value as of December 31, 2013, 2012 and 2011.